Document and Entity Information	6 Months Ended
Jun. 30, 2021
Cover Abstract
Entity Registrant Name	RADA ELECTRONIC INDUSTRIES LIMITED
Entity Central Index Key	0000761238
Document Type	6-K
Document Period End Date	Jun. 30, 2021
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Entity Address, Address Line One	7 Giborei Israel Street
Entity Address, City or Town	Netanya
Entity Address Country	IL
Entity Address, Postal Zip Code	4250407